Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 American Depositary Shares [Member] USD ($)	Dec. 31, 2013 American Depositary Shares [Member] CNY	Dec. 31, 2012 American Depositary Shares [Member] CNY	Dec. 31, 2011 American Depositary Shares [Member] CNY
Net revenues:
Commissions and fees	$ 289,995	1,755,545	1,580,234	1,510,886
Other service fees	244	1,479	5,883	5,789
Total net revenues	290,239	1,757,024	1,586,117	1,516,675
Operating costs and expenses:
Commissions and fees	(213,650)	(1,293,372)	(1,085,809)	(796,843)
Selling expenses	(15,934)	(96,461)	(78,449)	(77,802)
General and administrative expenses*	(57,684)	(349,205)	(356,033)	(333,281)
Impairment loss on goodwill and intangible assets				(1,057,522)
Total operating costs and expenses	(287,268)	(1,739,038)	(1,520,291)	(2,265,448)
Income (loss) from operations	2,971	17,986	65,826	(748,773)
Other income, net:
Investment income	1,468	8,886
Interest income	13,917	84,250	90,323	52,031
Finance cost			(2,439)
Other, net	(760)	(4,601)	6,742	22,436
Income (loss) from continuing operations before income taxes and income of affiliates and discontinued operations	17,596	106,521	160,452	(674,306)
Income tax expense	(4,486)	(27,158)	(50,373)	(84,030)
Share of income of affiliates	3,406	20,621	14,658	14,246
Net income (loss) from continuing operations	16,516	99,984	124,737	(744,090)
Net income from discontinued operations, net of tax				127,553
Net income (loss)	16,516	99,984	124,737	(616,537)
Less: Net (loss) income attributable to the noncontrolling interests	717	4,341	(5,773)	(317,163)
Foreign currency translation adjustments	(1,153)	(6,982)	(2,481)	(18,291)
Net income (loss)attributable to the CNinsure Inc’s shareholders	15,799	95,643	130,510	(299,374)
Basic:
Net income (loss) from continuing operations (in Dollars per share and Yuan Renminbi per share)	$ 0.02	0.10	0.13	(0.43)	$ 0.32	1.92	2.60	(8.51)
Net income from discontinued operations (in Dollars per share and Yuan Renminbi per share)				0.13				2.54
Net income (loss) (in Dollars per share and Yuan Renminbi per share)	$ 0.02	0.10	0.13	(0.30)	$ 0.32	1.92	2.60	(5.97)
Diluted:
Net income (loss) from continuing operations (in Dollars per share and Yuan Renminbi per share)	$ 0.02	0.10	0.13	(0.43)	$ 0.32	1.91	2.60	(8.51)
Net income from discontinued operations (in Dollars per share and Yuan Renminbi per share)				0.13				2.54
Net income (loss) (in Dollars per share and Yuan Renminbi per share)	$ 0.02	0.10	0.13	(0.30)	$ 0.32	1.91	2.60	(5.97)
Shares used in calculating net income (loss) per share:
Basic (in Shares)	998,861,526	998,861,526	1,002,308,275	1,002,810,673
Diluted (in Shares)	1,000,570,018	1,000,570,018	1,005,301,969	1,002,810,673
Net income (loss)	16,516	99,984	124,737	(616,537)
Less: Net (loss) income attributable to the noncontrolling interests	717	4,341	(5,773)	(317,163)
Foreign currency translation adjustments	(1,153)	(6,982)	(2,481)	(18,291)
Comprehensive income (loss)	15,363	93,002	122,256	(634,828)
Less: Comprehensive loss attributable to the noncontrolling interests	717	4,341	(5,773)	(317,163)
Comprehensive income (loss) attributable to the CNinsure Inc’s shareholders	$ 14,646	88,661	128,029	(317,665)